INCOME TAX - Income tax expense (benefit) (Details)	6 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INCOME TAX
Current income tax provision (benefit)	¥ 96,041	$ 13,527	¥ 9,180
Deferred income tax benefit	0		0
Expense for income tax	¥ 96,041	$ 13,527	¥ 9,180